HC Strategic Shares | The International Equity Portfolio
The International Equity Portfolio
Investment Objective
The investment objective of The International Equity Portfolio is to maximize total return.
Fees and Expenses
The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	HC Strategic Shares The International Equity Portfolio
Maximum Sales Charges	none
Maximum Redemption Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HC Strategic Shares The International Equity Portfolio
Management Fees (based on asset allocations among Specialist Managers, see "Advisory Services - Specialist Managers")	0.35%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.45%

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	HC Strategic Shares The International Equity Portfolio
1 Year	46
3 Years	144
5 Years	252
10 Years	567

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 68.87% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio invests primarily (i.e., at least 80% of its assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Principal Investment Risks
Investing in the Portfolio involves risks common to any investment in securities. As is the case with any investment, your investment in the Portfolio involves the risk that you may lose money on your investment.
  Derivative Risk – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Some derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities. Additionally, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
  Management Risk – The risk that investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Market Risk – The value of the securities held by a Portfolio may decline in response to general market and economic conditions or conditions that affect specific market sectors or individual companies.
  Multi-Manager Risk – The risk that the Trust may be unable to (a) identify and retain Specialist Managers who achieve superior investment records relative to other similar investments, (b) pair Specialist Managers that have complementary investment styles, or (c) effectively allocate Portfolio assets among Specialist Managers to enhance the return and reduce the volatility that would typically be expected of any one management style. A multi-manager Portfolio may, under certain circumstances, incur trading costs that might not occur in a Portfolio that is served by a single Specialist Manager.
  Passive Investing Risk – A portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Performance Bar Chart and Table Performance.
The chart and table below show how The International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Year-by-Year Total Returns as of 12/31
[1]	Results shown on a calendar year basis; the Portfolio's fiscal year, however, is June 30.

The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2012 through September 30, 2012 (non-annualized) was 16.03%.

Best quarter:	2nd Qtr. 2009	20.93%
Worst quarter:	3rd Qtr. 2011	(21.22)%

Average Annual Total Returns (for the periods ended 12/31/11)
Average Annual Total Returns HC Strategic Shares	One Year	Five Years	Ten Years
The International Equity Portfolio	(10.95%)	(3.24%)	4.37%
The International Equity Portfolio - After Taxes on Distributions	(11.08%)	(3.81%)	3.79%
The International Equity Portfolio - After Taxes on Distributions and Sale of Portfolio Shares	(6.41%)	(2.51%)	3.85%
The International Equity Portfolio MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	5.12%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.